BANK CREDIT AND LOANS (Tables)	12 Months Ended
Dec. 31, 2013
BANK CREDIT AND LOANS [Abstract]
Schedule of Bank Credit and Loans
	December 31,
	2013	2012

Loan in U.S. dollars from shareholders (1,2,3)	$5,307	$3,968
Convertible note from controlling shareholder, net (4)	3,000	3,000
Bank credit (5)	1,887	3,172

	$10,194	$10,140